Employee Defined Benefit Obligations - Summary of Major Categories of Plan Assets, Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 18.9	$ 23.1
Fair value of plan assets	422.9	560.3
Level 1
Disclosure of fair value of plan assets [Line Items]
Equities	15.2	43.1
Corporate bonds and fixed income	6.5	9.9
Pooled fund liability-driven investments	18.7	26.2
Property funds	0.6	1.6
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	21.0	10.3
Corporate bonds and fixed income	26.8	27.9
Annuity policies	217.7	317.5
Equities and property	$ 97.5	$ 100.7